UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2008-06-30

Check here if Amendment [x ]; Amendment Number: 1
This Amendment (Check only one.): [x ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Agamas Capital Management, L.P.
Address: 825 Third Avenue, 35th Floor

         New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Roeck
Title:     Chief Financial Officer
Phone:     212-380-5700

Signature, Place, and Date of Signing:

     George Roeck     New York, NY 10022     Aug 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $281531.6375 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC COM         PUT              003687950   751.07     1273 SH  PUT  SOLE               0     1273        0        0
AMR CORP COM                   PUT              001765956      580     1000 SH  PUT  SOLE               0     1000        0        0
BEAZER HOMES USA INC COM                        07556Q105      956   171712 PRN N/A  SOLE               0   171712        0        0
BEAZER HOMES USA INC COM       PUT              07556Q955   3807.5     7615 SH  PUT  SOLE               0     7615        0        0
CELANESE CORP DEL PFD 4.25% CO                  150870202     6409   110000 PRN N/A  SOLE               0   110000        0        0
CENTEX CORP COM                                 152312104      356    26700 PRN N/A  SOLE               0    26700        0        0
CENTEX CORP COM                PUT              152312954  174.885      267 SH  PUT  SOLE               0      267        0        0
CENTEX CORP COM                PUT              152312954      328      800 SH  PUT  SOLE               0      800        0        0
CHENIERE ENERGY INC NOTE  2.25                  16411RAE9     3090  6000000 PRN N/A  SOLE               0  6000000        0        0
CHESAPEAKE ENERGY CORP NOTE  2                  165167BZ9    28394 16000000 PRN N/A  SOLE               0 16000000        0        0
CHESAPEAKE ENERGY CORP NOTE  2                  165167CA3     4433  2500000 PRN N/A  SOLE               0  2500000        0        0
CLEAR CHANNEL COMMUNICATIONS C                  184502102     4370   124157 PRN N/A  SOLE               0   124157        0        0
COOPER CAMERON CORP DBCV  1.50                  216640AE2    13472  4200000 PRN N/A  SOLE               0  4200000        0        0
COUNTRYWIDE FINANCIAL CORP DBC                  222372AN4     2128  2200000 PRN N/A  SOLE               0  2200000        0        0
DICKS SPORTING GOODS INC NOTE                   253393AB8     9029 12500000 PRN N/A  SOLE               0 12500000        0        0
FORD MTR CO DEL NOTE  4.250%12                  345370CF5    15907 22000000 PRN N/A  SOLE               0 22000000        0        0
GENERAL MTRS CORP COM          PUT              370442955  2501.58    10380 SH  PUT  SOLE               0    10380        0        0
GENERAL MTRS CORP COM          PUT              370442955  6974.91    17222 SH  PUT  SOLE               0    17222        0        0
GENERAL MTRS CORP COM          PUT              370442955   1006.5      660 SH  PUT  SOLE               0      660        0        0
GENERAL MTRS CORP DEB SR CONV                   370442733     1332    97000 PRN N/A  SOLE               0    97000        0        0
GENERAL MTRS CORP DEB SR CV C                   370442717    12597   938800 PRN N/A  SOLE               0   938800        0        0
HERCULES OFFSHORE INC NOTE  3.                  427093AA7     5755  5500000 PRN N/A  SOLE               0  5500000        0        0
KB HOME COM                    PUT              48666K959  111.125     1270 SH  PUT  SOLE               0     1270        0        0
MAXTOR CORP NOTE  2.375% 8/1                    577729AE6     5650  4500000 PRN N/A  SOLE               0  4500000        0        0
MIRANT CORP NEW *W EXP 01/03/2                  60467R118    24042  1332000 PRN N/A  SOLE               0  1332000        0        0
MIRANT CORP NEW COM            PUT              60467R950     58.3     2915 SH  PUT  SOLE               0     2915        0        0
MIRANT CORP NEW COM            PUT              60467R950  22.4675      473 SH  PUT  SOLE               0      473        0        0
MYLAN INC PFD CONV                              628530206     2047     2350 PRN N/A  SOLE               0     2350        0        0
NATIONAL CITY CORP NOTE  4.000                  635405AW3    17694 21700000 PRN N/A  SOLE               0 21700000        0        0
NETWORK EQUIP TECHNOLOGIES NOT                  641208AB9     2525  4000000 PRN N/A  SOLE               0  4000000        0        0
NRG ENERGY INC COM NEW         PUT              629377958     70.3     1480 SH  PUT  SOLE               0     1480        0        0
NRG ENERGY INC COM NEW         CALL             629377908     59.5      100 SH  CALL SOLE               0      100        0        0
NRG ENERGY INC COM NEW         CALL             629377908      344     1075 SH  CALL SOLE               0     1075        0        0
PLACER DOME INC DBCV  2.750%10                  725906AK7    12480  6630000 PRN N/A  SOLE               0  6630000        0        0
SCHOOL SPECIALTY INC NOTE  3.7                  807863AE5    12212 13000000 PRN N/A  SOLE               0 13000000        0        0
SEPRACOR INC NOTE        10/1                   817315AW4    15873 17320000 PRN N/A  SOLE               0 17320000        0        0
SINCLAIR BROADCAST GROUP INC N                  829226AW9     1833  2000000 PRN N/A  SOLE               0  2000000        0        0
SYMANTEC CORP NOTE  0.750% 6/1                  871503AD0    16067 14000000 PRN N/A  SOLE               0 14000000        0        0
TRANSOCEAN SEDCO FOREX INC NOT                  893830AW9     5697  5000000 PRN N/A  SOLE               0  5000000        0        0
TRANSOCEAN SEDCO FOREX INC NOT                  893830AU3    11283 10000000 PRN N/A  SOLE               0 10000000        0        0
TRICO MARINE SERVICES INC NOTE                  896106AQ4     9939 10000000 PRN N/A  SOLE               0 10000000        0        0
WACHOVIA CORP NEW CONV7.5%PFD                   929903219    10601    12000 PRN N/A  SOLE               0    12000        0        0
WESCO INTL INC DBCV  2.625%10/                  95082PAE5     8517  7350000 PRN N/A  SOLE               0  7350000        0        0
YAHOO INC COM                  CALL             984332906      3.5     1000 SH  CALL SOLE               0     1000        0        0
YAHOO INC COM                  CALL             984332906       50     1000 SH  CALL SOLE               0     1000        0        0
